Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Operating Leases

Following is a summary of the future minimum lease payments under operating leases as of December 31, 2013:

2014	$9,611,819
2015	9,584,196
2016	9,791,970
2017	9,798,571
2018	9,554,184
Thereafter	64,449,264
Less: Sublease income	(3,938,036)

Total	$108,851,968